Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
a.Transactions	with related parties, carried out in the ordinary course of business, were as follows:

	2 0 1 8	As restated 2 0 1 7	As restated 2 0 1 6

Holding company
Interest expense	$7,346	$5,325	$4,590
Interest income	210,514	198,054	49,321

Management staff
Administrative services expenditures	23,494	25,603	23,717

Other related parties
Sales	20,375	3,632	5,160
Purchases	372,759	51,760	324,145
Direct short-term benefits (*)	90,600	82,447	71,629

(*) Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of Balances Receivable from and Payable to Related Parties
Balances receivable from and payable to related parties are integrated as follows (See note 24):

	December 31,
	2 0 1 8	As restated 2 0 1 7
Short term
Accounts receivable:
Compañía Laminadora Vista Hermosa, S.A. de C.V.	$360	$3,056
Operadora Construalco, S.A. de C.V.	548	793
Compañia Manufacturera de Tubos, S.A. de C.V.		39,153
Operadora Industrial de Herramientas, S.A. de C.V.	912	1,731
Perfiles Comerciales Sigosa, S.A. de C.V.	1,597
Joist del Golfo, S.A. de C.V.	6,516	5,328
Proyectos Comerciales el Ninzi, S.A. de C.V.		145,824
Others	5,798	5,579
	$15,731	$201,464
These balances correspond to accounts receivable for services and / or sales of specific finished products for their activity.

Loans to related parties:
Compañia Laminadora Vista Hermosa, S.A. de C.V.	$183,171
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	38,232
Compañia Manufacturera de Tubos, S.A. de C.V.	44,472
	265,875
Total short term	$281,606	$201,464

	December 31,
	2 0 1 8	As restated 2 0 1 7
Long term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties: Industrias CH, S.A.B de C.V.	$730,278	$530,281
Perfiles Comerciales Sigosa, S.A. de C.V.	579,047	806,397
Proyectos Comerciales el Ninzi, S.A. de C.V.	376,790	1,695,921
	$1,686,115	$3,032,599
Total, long term	$2,334,396	$3,680,880

	December 31,
	2 0 1 8	As restated 2 0 1 7
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$1,854	$1,854
Industrias CH, S.A.B. de C.V.	205,879	205,902
Perfiles Comeciales Sigosa, S.A. de C.V.		2,096
Holding Protel, S.A. de C.V.		1,593
Pytsa Industrial, S.A. de C.V.		3,083
Operadora Perfiles Sigosa, S.A. de C.V.	112,587	11,777
Operadora Pytsa Industrial, S.A. de C.V.	5,185	20,381
Tuberias Procarsa, S.A. de C.V.	1,942	3,866
Compañia Manufacturera de Tubos, S.A. de C.V.	6,220
Others	924	1,124
	$334,591	$251,676

Loans from related parties:
Industrias CH, S.A.B. de C.V.	$		$226,820
Tuberias Procarsa, S.A. de C.V.			591,789
Procarsa Tube and Pipe Co.			59,648
Pytsa Industrial de Mexico, S.A. de C.V.			102,550
			980,807
Total		$334,591	$1,232,48384